Licensed Copyrights, Net (Tables)	12 Months Ended
Dec. 31, 2021
Licensed Copyrights [Abstract]
Summary of Licensed Copyrights

	As of December 31, 2020
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
	(In millions)
Licensed copyrights
—Broadcasting rights	37,511	(29,688)	(353)	7,470
—Sublicensing rights	5,963	(5,963)	—	—

	43,474	(35,651)	(353)	7,470

Less: current portion:
—Broadcasting rights	8,661	(7,592)	(34)	1,035
—Sublicensing rights	5,963	(5,963)	—	—

	14,624	(13,555)	(34)	1,035

Licensed copyrights—non-current
—Broadcasting rights	28,850	(22,096)	(319)	6,435
—Sublicensing rights	—	—	—	—

	28,850	(22,096)	(319)	6,435

	As of December 31, 2021
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Licensed copyrights
—Broadcasting rights	41,489	(33,017)	(311)	8,161	1,281
—Sublicensing rights	7,072	(7,044)	—	28	4

	48,561	(40,061)	(311)	8,189	1,285

Less: current portion:
—Broadcasting rights	8,592	(7,662)	(27)	903	142
—Sublicensing rights	7,072	(7,044)	—	28	4

	15,664	(14,706)	(27)	931	146

Licensed copyrights—non-current
—Broadcasting rights	32,897	(25,355)	(284)	7,258	1,139
—Sublicensing rights	—	—	—	—	—

	32,897	(25,355)	(284)	7,258	1,139

Summary of Estimated Future Amortisation Expenses For Licensed Copyrights
Estimated amortization expense relating to the existing licensed copyrights for each of the next three years is as follow:

	RMB	US$
	(In millions)
Within 1 year	3,551	557
Between 1 and 2 years	1,540	242
Between 2 and 3 years	1,008	158